Schedule of Investments (unaudited)
July 31, 2026
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Omnicom Group, Inc., 5.30%, 11/01/34(a)	$1,712	$1,665,667
Aerospace & Defense — 2.7%
Boeing Co.(The)
3.60%, 05/01/34	2,826	2,501,141
6.53%, 05/01/34	6,926	7,411,355
L3Harris Technologies, Inc., 5.35%, 06/01/34	2,315	2,310,610
Lockheed Martin Corp.
4.75%, 02/15/34(a)	2,288	2,234,788
4.80%, 08/15/34(a)	2,009	1,965,672
Northrop Grumman Corp., 4.90%, 06/01/34	2,738	2,676,169
RTX Corp., 6.10%, 03/15/34(a)	4,081	4,300,831
		23,400,566
Agriculture — 1.4%
BAT Capital Corp., 6.00%, 02/20/34	2,231	2,315,856
Bunge Ltd. Finance Corp., 4.65%, 09/17/34	2,203	2,098,038
Philip Morris International, Inc.
4.90%, 11/01/34	2,512	2,451,425
5.25%, 02/13/34	5,020	5,019,657
		11,884,976
Airlines — 0.2%
American Airlines Pass-Through Trust, Series A, Class A, 2.88%, 01/11/36	1,591	1,408,257
Auto Manufacturers — 2.6%
American Honda Finance Corp., 4.90%, 01/10/34	2,285	2,207,020
Cummins, Inc., 5.15%, 02/20/34	2,006	2,002,392
Ford Motor Credit Co. LLC, 6.13%, 03/08/34	4,590	4,569,418
General Motors Financial Co., Inc.
5.45%, 09/06/34	2,343	2,305,686
5.95%, 04/04/34(a)	3,707	3,775,380
6.10%, 01/07/34	4,338	4,461,870
PACCAR Financial Corp., 5.00%, 03/22/34	928	919,343
Toyota Motor Credit Corp., 4.80%, 01/05/34	2,477	2,416,426
		22,657,535
Auto Parts & Equipment — 0.1%
BorgWarner, Inc., 5.40%, 08/15/34(a)	1,247	1,239,724
Banks — 3.1%
Banco Santander SA, 6.35%, 03/14/34(a)	3,735	3,873,347
Bank of Nova Scotia (The), 5.65%, 02/01/34	2,693	2,742,644
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	2,375	2,297,934
Citibank N.A., 5.57%, 04/30/34	5,920	6,014,706
Goldman Sachs Capital I, 6.35%, 02/15/34(a)	2,522	2,584,638
HSBC Bank USA N.A, 5.88%, 11/01/34	1,030	1,054,424
Royal Bank of Canada, 5.15%, 02/01/34(a)	3,663	3,670,041
State Street Bank & Trust Co., 5.22%, 07/23/34	655	654,118
Sumitomo Mitsui Financial Group, Inc., 5.56%, 07/09/34	4,080	4,105,583
		26,997,435
Beverages — 1.7%
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 06/15/34	3,204	3,176,177
Coca-Cola Co.(The)
4.65%, 08/14/34(a)	2,020	1,990,435
5.00%, 05/13/34	2,756	2,776,855
Coca-Cola Consolidated, Inc., 5.45%, 06/01/34	1,533	1,547,279
Keurig Dr. Pepper, Inc., 5.30%, 03/15/34(a)	1,994	1,968,371
Security	Par (000)	Value
Beverages (continued)
Pepsico Singapore Financing I Pte. Ltd., 4.70%, 02/16/34	$1,467	$1,430,416
PepsiCo, Inc., 4.80%, 07/17/34	2,024	1,998,473
		14,888,006
Biotechnology — 0.3%
Gilead Sciences, Inc., 4.90%, 05/20/34	1,340	1,312,672
Royalty Pharma PLC, 5.40%, 09/02/34	1,260	1,252,385
		2,565,057
Building Materials — 1.5%
Carrier Global Corp., 5.90%, 03/15/34	2,350	2,430,355
CRH America Finance, Inc., 5.40%, 05/21/34	1,940	1,938,509
Martin Marietta Materials, Inc., 5.15%, 12/01/34	2,115	2,070,843
Owens Corning, 5.70%, 06/15/34(a)	2,581	2,617,556
Trane Technologies Financing Ltd., 5.10%, 06/13/34	1,562	1,548,196
Vulcan Materials Co., 5.35%, 12/01/34(a)	2,075	2,067,337
		12,672,796
Chemicals — 1.8%
Air Products and Chemicals, Inc., 4.85%, 02/08/34(a)	3,315	3,255,542
CF Industries, Inc., 5.15%, 03/15/34	1,918	1,877,432
Dow Chemical Co.(The)
4.25%, 10/01/34	1,202	1,079,477
5.15%, 02/15/34(a)	2,139	2,074,114
Eastman Chemical Co., 5.63%, 02/20/34(a)	2,374	2,378,631
Lubrizol Corp. (The), 6.50%, 10/01/34	824	897,445
LYB International Finance III LLC, 5.50%, 03/01/34(a)	2,213	2,174,604
Nutrien Ltd., 5.40%, 06/21/34	1,632	1,633,003
		15,370,248
Commercial Services — 1.3%
Automatic Data Processing, Inc., 4.45%, 09/09/34	2,960	2,837,017
Cornell University, 4.84%, 06/15/34	1,141	1,124,905
Moody's Corp., 5.00%, 08/05/34(a)	1,513	1,480,565
PayPal Holdings, Inc., 5.15%, 06/01/34(a)	2,265	2,216,430
Quanta Services, Inc., 5.25%, 08/09/34	1,564	1,545,776
Verisk Analytics, Inc., 5.25%, 06/05/34	1,661	1,627,159
		10,831,852
Computers — 2.3%
Accenture Capital, Inc., 4.50%, 10/04/34	4,260	3,996,370
Booz Allen Hamilton, Inc., 5.90%, 01/30/34	1,440	1,421,698
Dell International LLC/EMC Corp.
5.00%, 02/15/34(a)	2,375	2,306,597
5.40%, 04/15/34(a)	2,693	2,672,134
Hewlett Packard Enterprise Co., 5.00%, 10/15/34	5,766	5,521,920
IBM International Capital Pte. Ltd., 4.90%, 02/05/34(a)	2,781	2,675,550
Kyndryl Holdings, Inc., 6.35%, 02/20/34(a)	1,423	1,342,972
		19,937,241
Cosmetics & Personal Care — 1.1%
Estee Lauder Companies, Inc. (The), 5.00%, 02/14/34(a)	1,852	1,824,324
Procter & Gamble Co.(The)
4.55%, 01/29/34	1,887	1,848,603
4.55%, 10/24/34(a)	1,173	1,150,532
5.80%, 08/15/34	1,342	1,412,579
Unilever Capital Corp., 4.63%, 08/12/34	2,980	2,893,471
		9,129,509
Distribution & Wholesale — 0.1%
WW Grainger, Inc., 4.45%, 09/15/34	1,254	1,196,924

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.95%, 09/10/34	$3,560	$3,403,470
5.30%, 01/19/34	1,783	1,754,643
Affiliated Managers Group, Inc., 5.50%, 08/20/34	1,020	1,002,707
Blue Owl Finance LLC, 6.25%, 04/18/34	2,953	2,859,003
Brookfield Finance, Inc., 6.35%, 01/05/34	1,920	2,004,017
Jefferies Financial Group, Inc., 6.20%, 04/14/34(a)	4,142	4,182,355
LPL Holdings, Inc., 6.00%, 05/20/34	1,316	1,324,944
Mastercard, Inc., 4.88%, 05/09/34	3,014	2,969,215
Nasdaq, Inc., 5.55%, 02/15/34	3,767	3,809,607
Nomura Holdings, Inc., 5.78%, 07/03/34(a)	2,925	2,967,743
TPG Operating Group II LP, 5.88%, 03/05/34(a)	1,830	1,838,059
Voya Financial, Inc., 5.00%, 09/20/34	1,224	1,180,365
		29,296,128
Electric — 11.5%
AEP Texas, Inc., 5.70%, 05/15/34	1,490	1,507,000
AEP Transmission Co. LLC, 5.15%, 04/01/34	1,177	1,163,481
Appalachian Power Co., 5.65%, 04/01/34	1,072	1,082,523
Arizona Public Service Co., 5.70%, 08/15/34	2,220	2,252,574
Baltimore Gas and Electric Co., 5.30%, 06/01/34	1,192	1,186,240
Black Hills Corp., 6.15%, 05/15/34	1,414	1,460,419
CenterPoint Energy Houston Electric LLC, 5.15%, 03/01/34	1,160	1,149,553
Commonwealth Edison Co., 5.30%, 06/01/34	1,146	1,148,342
Connecticut Light and Power Co. (The), 4.95%, 08/15/34	987	962,464
Consolidated Edison Co. of New York, Inc.
5.38%, 05/15/34	1,198	1,202,071
5.50%, 03/15/34	1,775	1,802,163
Constellation Energy Generation LLC, 6.13%, 01/15/34	1,366	1,424,836
DTE Electric Co., 5.20%, 03/01/34	1,313	1,310,979
DTE Energy Co., 5.85%, 06/01/34	2,411	2,474,662
Duke Energy Carolinas LLC, 4.85%, 01/15/34	1,596	1,558,550
Duke Energy Corp., 5.45%, 06/15/34	2,142	2,150,141
Duke Energy Indiana LLC, 5.25%, 03/01/34	661	659,784
Duke Energy Progress LLC, 5.10%, 03/15/34	1,543	1,539,389
Entergy Arkansas LLC, 5.45%, 06/01/34	1,974	1,992,711
Entergy Louisiana LLC
5.15%, 09/15/34	1,879	1,860,925
5.35%, 03/15/34(a)	1,527	1,537,237
Evergy Metro, Inc., 5.40%, 04/01/34	975	980,614
Eversource Energy
5.50%, 01/01/34	1,971	1,972,898
5.95%, 07/15/34	1,719	1,764,607
Exelon Corp., 5.45%, 03/15/34	1,856	1,857,815
Florida Power & Light Co.
5.00%, 08/01/34	860	844,369
5.30%, 06/15/34	3,244	3,250,178
5.63%, 04/01/34	1,209	1,236,816
Georgia Power Co., 5.25%, 03/15/34	2,542	2,536,827
Idaho Power Co., 5.20%, 08/15/34(a)	907	901,088
Interstate Power and Light Co., 4.95%, 09/30/34	1,144	1,103,825
IPALCO Enterprises, Inc., 5.75%, 04/01/34	869	850,751
MidAmerican Energy Co., 5.35%, 01/15/34	727	733,140
National Grid PLC, 5.42%, 01/11/34	2,169	2,166,001
National Rural Utilities Cooperative Finance Corp., 5.00%, 08/15/34	1,191	1,170,665
NextEra Energy Capital Holdings, Inc., 5.25%, 03/15/34(a)	3,136	3,113,211
Security	Par (000)	Value
Electric (continued)
NSTAR Electric Co., 5.40%, 06/01/34	$1,715	$1,719,584
Ohio Power Co., 5.65%, 06/01/34	1,013	1,025,660
Pacific Gas and Electric Co.
5.80%, 05/15/34	3,280	3,303,943
6.95%, 03/15/34(a)	2,184	2,348,350
PacifiCorp, 5.45%, 02/15/34	3,241	3,217,016
Potomac Electric Power Co., 5.20%, 03/15/34	805	800,935
PPL Capital Funding, Inc., 5.25%, 09/01/34	2,225	2,195,994
PPL Electric Utilities Corp., 4.85%, 02/15/34	1,855	1,809,052
Public Service Co. of Colorado, 5.35%, 05/15/34	2,601	2,594,504
Public Service Electric and Gas Co.
4.85%, 08/01/34	1,678	1,630,603
5.20%, 03/01/34(a)	1,266	1,262,074
Public Service Enterprise Group, Inc., 5.45%, 04/01/34	1,385	1,386,274
Puget Sound Energy, Inc., 5.33%, 06/15/34	979	981,193
Southern California Edison Co.
5.20%, 06/01/34	2,689	2,625,488
6.00%, 01/15/34	1,340	1,368,778
Southern Co. (The), 5.70%, 03/15/34	3,062	3,118,686
System Energy Resources, Inc., 5.30%, 12/15/34	1,717	1,682,554
Tucson Electric Power Co., 5.20%, 09/15/34	1,243	1,232,722
Union Electric Co., 5.20%, 04/01/34	1,579	1,570,594
Virginia Electric and Power Co.
5.00%, 01/15/34	1,355	1,326,715
5.05%, 08/15/34	2,163	2,117,061
Wisconsin Electric Power Co., 4.60%, 10/01/34	948	911,858
Wisconsin Power and Light Co., 5.38%, 03/30/34	1,067	1,065,797
Xcel Energy, Inc., 5.50%, 03/15/34	2,418	2,413,769
		99,618,053
Electronics — 1.2%
Allegion U.S. Holding Co., Inc., 5.60%, 05/29/34	1,010	1,015,938
Amphenol Corp., 5.25%, 04/05/34	1,784	1,785,654
Arrow Electronics, Inc., 5.88%, 04/10/34	1,364	1,378,183
Honeywell International, Inc., 4.50%, 01/15/34	2,844	2,729,152
Keysight Technologies, Inc., 4.95%, 10/15/34	1,854	1,792,968
TD SYNNEX Corp., 6.10%, 04/12/34	1,498	1,525,303
		10,227,198
Environmental Control — 1.1%
Republic Services, Inc.
5.00%, 04/01/34	2,161	2,135,127
5.20%, 11/15/34	1,549	1,544,359
Waste Connections, Inc., 5.00%, 03/01/34	2,279	2,244,221
Waste Management, Inc., 4.88%, 02/15/34(a)	3,359	3,319,074
		9,242,781
Food — 2.3%
Campbell's Co. (The), 5.40%, 03/21/34(a)	2,910	2,809,533
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.75%, 03/15/34(a)	859	920,885
Kroger Co. (The), 5.00%, 09/15/34	6,662	6,453,040
McCormick & Co., Inc./MD, 4.70%, 10/15/34(a)	1,507	1,431,652
Mondelez International, Inc., 4.75%, 08/28/34(a)	1,378	1,326,960
Pilgrim's Pride Corp., 6.88%, 05/15/34	1,429	1,522,244
Sysco Corp., 6.00%, 01/17/34	1,222	1,261,534
Tyson Foods, Inc.
4.88%, 08/15/34	1,786	1,713,323
5.70%, 03/15/34(a)	2,437	2,473,418
		19,912,589

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas — 0.8%
CenterPoint Energy Resources Corp., 5.40%, 07/01/34	$1,187	$1,186,928
NiSource, Inc., 5.35%, 04/01/34	2,003	2,003,426
Southern California Gas Co., 5.05%, 09/01/34	1,769	1,735,628
Southern Co. Gas Capital Corp., 4.95%, 09/15/34(a)	1,241	1,204,851
Spire Missouri, Inc., Series 2034, 5.15%, 08/15/34	886	875,927
		7,006,760
Health Care - Products — 1.6%
Agilent Technologies, Inc., 4.75%, 09/09/34	1,746	1,681,204
Smith & Nephew PLC, 5.40%, 03/20/34	1,699	1,680,454
Solventum Corp., 5.60%, 03/23/34(a)	4,884	4,914,446
Stryker Corp., 4.63%, 09/11/34	2,534	2,430,238
Thermo Fisher Scientific, Inc., 5.20%, 01/31/34	1,302	1,304,057
Zimmer Biomet Holdings, Inc., 5.20%, 09/15/34	1,939	1,904,770
		13,915,169
Health Care - Services — 4.3%
Adventist Health System/West, 5.76%, 12/01/34	1,264	1,274,612
Cigna Group (The), 5.25%, 02/15/34	3,905	3,878,297
CommonSpirit Health, 5.32%, 12/01/34	1,715	1,685,964
Elevance Health, Inc.
5.38%, 06/15/34	2,592	2,587,583
5.95%, 12/15/34(a)	1,124	1,160,652
HCA, Inc.
5.45%, 09/15/34	3,585	3,561,309
5.60%, 04/01/34	3,531	3,548,266
Humana, Inc., 5.95%, 03/15/34	2,504	2,543,496
ICON Investments Six DAC, 6.00%, 05/08/34	1,255	1,268,051
Laboratory Corp. of America Holdings, 4.80%, 10/01/34	2,495	2,391,878
Quest Diagnostics, Inc., 5.00%, 12/15/34(a)	2,586	2,529,309
UnitedHealth Group, Inc.
5.00%, 04/15/34	3,899	3,829,831
5.15%, 07/15/34	5,615	5,568,685
Universal Health Services, Inc., 5.05%, 10/15/34	1,350	1,271,350
		37,099,283
Holding Companies - Diversified — 0.5%
Blackstone Private Credit Fund, 6.00%, 11/22/34(a)	2,205	2,093,706
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34	2,603	2,609,845
		4,703,551
Home Builders — 0.3%
DR Horton, Inc., 5.00%, 10/15/34	2,369	2,300,338
Insurance — 4.3%
Aon North America, Inc., 5.45%, 03/01/34	5,178	5,186,288
Arch Capital Group Ltd., 7.35%, 05/01/34	893	998,972
Arthur J Gallagher & Co.
5.45%, 07/15/34(a)	1,344	1,338,971
6.50%, 02/15/34	1,070	1,133,636
Athene Holding Ltd., 5.88%, 01/15/34(a)	1,884	1,878,653
Brown & Brown, Inc., 5.65%, 06/11/34	1,580	1,569,951
Chubb INA Holdings LLC, 5.00%, 03/15/34	4,494	4,432,257
Cincinnati Financial Corp., 6.13%, 11/01/34	1,054	1,087,176
CNA Financial Corp., 5.13%, 02/15/34	1,510	1,470,880
CNO Financial Group, Inc., 6.45%, 06/15/34	1,987	2,040,193
Corebridge Financial, Inc., 5.75%, 01/15/34(a)	2,194	2,217,625
F&G Annuities & Life, Inc., 6.25%, 10/04/34(a)	1,371	1,325,203
First American Financial Corp., 5.45%, 09/30/34	1,400	1,357,321
Globe Life, Inc., 5.85%, 09/15/34	1,250	1,267,657
Lincoln National Corp., 5.85%, 03/15/34	1,047	1,052,501
Security	Par (000)	Value
Insurance (continued)
Marsh & McLennan Companies, Inc., 5.15%, 03/15/34	$1,294	$1,281,018
MetLife, Inc.
5.30%, 12/15/34(a)	2,614	2,610,930
6.38%, 06/15/34(a)	1,888	2,010,220
Old Republic International Corp., 5.75%, 03/28/34	1,177	1,180,346
Reinsurance Group of America, Inc., 5.75%, 09/15/34	1,838	1,852,848
		37,292,646
Internet — 2.5%
Alibaba Group Holding Ltd., 4.50%, 11/28/34	1,370	1,305,352
Amazon.com, Inc., 4.80%, 12/05/34(a)	3,461	3,363,603
AppLovin Corp., 5.50%, 12/01/34	2,922	2,877,232
Meta Platforms, Inc., 4.75%, 08/15/34(a)	7,430	7,069,153
Netflix, Inc., 4.90%, 08/15/34(a)	3,024	2,962,545
Uber Technologies, Inc., 4.80%, 09/15/34	4,420	4,236,440
		21,814,325
Iron & Steel — 0.5%
ArcelorMittal SA, 6.00%, 06/17/34(a)	1,352	1,391,356
Steel Dynamics, Inc., 5.38%, 08/15/34	1,841	1,834,347
Vale Overseas Ltd., 8.25%, 01/17/34	785	912,071
		4,137,774
Lodging — 0.8%
Choice Hotels International, Inc., 5.85%, 08/01/34(a)	1,583	1,578,609
Hyatt Hotels Corp., 5.50%, 06/30/34	964	960,553
Las Vegas Sands Corp., 6.20%, 08/15/34	1,564	1,579,749
Marriott International, Inc./MD, 5.30%, 05/15/34	3,106	3,074,478
		7,193,389
Machinery — 1.2%
AGCO Corp., 5.80%, 03/21/34	1,819	1,826,909
Ingersoll Rand, Inc., 5.45%, 06/15/34	2,111	2,120,981
John Deere Capital Corp.
5.10%, 04/11/34	2,717	2,710,468
Series 1, 5.05%, 06/12/34	2,545	2,526,121
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	1,464	1,479,802
		10,664,281
Manufacturing — 0.2%
Parker-Hannifin Corp., 4.20%, 11/21/34	1,674	1,560,199
Media — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.55%, 06/01/34	4,220	4,171,523
6.65%, 02/01/34	2,453	2,439,338
Comcast Corp.
4.20%, 08/15/34	3,209	2,906,345
5.30%, 06/01/34(a)	3,470	3,405,054
Walt Disney Co. (The), 6.20%, 12/15/34	2,760	2,945,422
		15,867,682
Mining — 0.6%
Freeport-McMoRan, Inc., 5.40%, 11/14/34	1,860	1,854,190
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34	2,939	2,952,451
		4,806,641
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 5.55%, 08/22/34	1,670	1,618,549
Oil & Gas — 4.8%
BP Capital Markets America, Inc.
4.99%, 04/10/34	2,744	2,700,021

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.23%, 11/17/34(a)	$5,751	$5,747,392
Canadian Natural Resources Ltd., 5.40%, 12/15/34	1,894	1,880,844
Devon Energy Corp.
5.20%, 09/15/34(a)	3,694	3,634,363
5.60%, 03/15/34(b)	1,285	1,295,411
Diamondback Energy, Inc., 5.40%, 04/18/34	3,778	3,768,231
EQT Corp., 5.75%, 02/01/34	1,904	1,921,202
Helmerich & Payne, Inc., 5.50%, 12/01/34	1,610	1,559,162
Occidental Petroleum Corp., 5.55%, 10/01/34(a)	3,594	3,610,517
Ovintiv, Inc., 6.50%, 08/15/34	1,743	1,835,707
Phillips 66 Co., 4.65%, 11/15/34	3,050	2,902,585
Suncor Energy, Inc., 5.95%, 12/01/34	1,502	1,539,458
TotalEnergies Capital SA
4.72%, 09/10/34(a)	2,521	2,450,035
5.15%, 04/05/34	3,355	3,350,532
Woodside Finance Ltd., 5.10%, 09/12/34	3,735	3,613,999
		41,809,459
Packaging & Containers — 0.9%
Berry Global, Inc., 5.65%, 01/15/34(a)	2,367	2,381,804
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	2,960	2,960,193
Sonoco Products Co., 5.00%, 09/01/34(a)	2,217	2,138,834
		7,480,831
Pharmaceuticals — 5.9%
AbbVie, Inc., 5.05%, 03/15/34	8,679	8,609,510
Astrazeneca Finance LLC, 5.00%, 02/26/34	4,103	4,066,210
Becton Dickinson & Co., 5.11%, 02/08/34	1,546	1,526,307
Bristol-Myers Squibb Co., 5.20%, 02/22/34	7,049	7,074,426
Cardinal Health, Inc.
5.35%, 11/15/34	3,358	3,334,736
5.45%, 02/15/34(a)	1,257	1,261,783
Cencora, Inc., 5.13%, 02/15/34	1,261	1,243,269
CVS Health Corp., 5.70%, 06/01/34	3,859	3,909,109
Eli Lilly & Co.
4.60%, 08/14/34	4,404	4,262,865
4.70%, 02/09/34	3,960	3,869,636
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	1,448	1,466,850
Johnson & Johnson, 4.95%, 06/01/34(a)	2,142	2,162,400
Novartis Capital Corp., 4.20%, 09/18/34(a)	3,663	3,461,553
Takeda Pharmaceutical Co. Ltd., 5.30%, 07/05/34	2,943	2,924,298
Wyeth LLC, 6.50%, 02/01/34	1,722	1,852,227
		51,025,179
Pipelines — 6.7%
Boardwalk Pipelines LP, 5.63%, 08/01/34	1,603	1,604,517
Cheniere Energy Partners LP, 5.75%, 08/15/34	3,510	3,551,464
Cheniere Energy, Inc., 5.65%, 04/15/34	4,227	4,264,875
Enbridge, Inc., 5.63%, 04/05/34	3,424	3,462,696
Energy Transfer LP
5.55%, 05/15/34	3,445	3,442,133
5.60%, 09/01/34	3,583	3,593,752
Enterprise Products Operating LLC
4.85%, 01/31/34	2,899	2,829,489
Series H, 6.65%, 10/15/34	946	1,030,979
Kinder Morgan, Inc.
5.30%, 12/01/34	2,847	2,811,977
5.40%, 02/01/34	2,375	2,379,228
MPLX LP, 5.50%, 06/01/34	4,848	4,829,307
ONEOK, Inc.
5.05%, 11/01/34	4,823	4,642,794
5.65%, 09/01/34	1,471	1,473,940
Security	Par (000)	Value
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp., 5.70%, 09/15/34(a)	$2,066	$2,076,072
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34	3,642	3,579,190
Targa Resources Corp., 6.50%, 03/30/34	2,704	2,863,862
TransCanada PipeLines Ltd.
4.63%, 03/01/34	3,461	3,287,031
5.60%, 03/31/34	913	916,508
Western Midstream Operating LP, 5.45%, 11/15/34	2,178	2,136,218
Williams Companies, Inc. (The), 5.15%, 03/15/34	3,655	3,586,498
		58,362,530
Real Estate — 0.3%
CBRE Services, Inc., 5.95%, 08/15/34	2,791	2,854,777
Real Estate Investment Trusts — 7.0%
Agree LP, 5.63%, 06/15/34	1,249	1,257,818
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/34	2,449	2,040,434
American Assets Trust LP, 6.15%, 10/01/34	1,552	1,543,088
American Homes 4 Rent LP
5.50%, 02/01/34	1,934	1,925,065
5.50%, 07/15/34	1,387	1,378,402
American Tower Corp., 5.45%, 02/15/34	1,884	1,881,323
Americold Realty Operating Partnership LP, 5.41%, 09/12/34	1,496	1,432,559
AvalonBay Communities, Inc., 5.35%, 06/01/34	1,297	1,302,701
Boston Properties LP, 6.50%, 01/15/34(a)	2,182	2,276,107
Brixmor Operating Partnership LP, 5.50%, 02/15/34(a)	1,278	1,278,711
Camden Property Trust, 4.90%, 01/15/34	1,117	1,090,945
Cousins Properties LP, 5.88%, 10/01/34	1,440	1,451,189
Crown Castle, Inc.
5.20%, 09/01/34(a)	2,035	1,973,900
5.80%, 03/01/34	2,274	2,289,591
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	2,124	2,099,523
ERP Operating LP, 4.65%, 09/15/34	1,512	1,442,954
Essex Portfolio LP, 5.50%, 04/01/34	1,621	1,620,844
Extra Space Storage LP, 5.40%, 02/01/34	1,715	1,701,576
GLP Capital LP/GLP Financing II, Inc., 5.63%, 09/15/34	2,070	2,014,755
Highwoods Realty LP, 7.65%, 02/01/34	927	1,018,701
Host Hotels & Resorts LP, 5.70%, 07/01/34	1,904	1,904,316
Invitation Homes Operating Partnership LP, 2.70%, 01/15/34	1,087	899,237
Kimco Realty OP LLC, 6.40%, 03/01/34	1,470	1,563,432
Kite Realty Group LP, 5.50%, 03/01/34	808	806,476
Mid-America Apartments LP, 5.00%, 03/15/34	1,025	1,000,819
NNN REIT, Inc., 5.50%, 06/15/34	1,214	1,215,652
Phillips Edison Grocery Center Operating Partnership I LP, 5.75%, 07/15/34	981	990,561
Prologis LP
5.00%, 03/15/34	2,233	2,185,515
5.13%, 01/15/34	2,180	2,157,071
Realty Income Corp., 5.13%, 02/15/34(a)	2,311	2,283,896
Regency Centers LP, 5.25%, 01/15/34	1,330	1,322,217
Safehold GL Holdings LLC, 6.10%, 04/01/34(a)	916	943,568
Simon Property Group LP
4.75%, 09/26/34	2,957	2,831,982
6.25%, 01/15/34	1,342	1,413,732
UDR, Inc.
3.10%, 11/01/34	997	842,170

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.13%, 09/01/34	$865	$846,572
Ventas Realty LP, 5.63%, 07/01/34	1,361	1,373,841
VICI Properties LP, 5.75%, 04/01/34	1,558	1,548,680
WP Carey, Inc., 5.38%, 06/30/34	1,308	1,298,688
		60,448,611
Retail — 1.8%
AutoZone, Inc., 5.40%, 07/15/34	2,086	2,079,208
Ferguson Enterprises, Inc., 5.00%, 10/03/34	2,225	2,160,665
Home Depot, Inc. (The), 4.95%, 06/25/34	5,123	5,050,043
McDonald's Corp., 5.20%, 05/17/34	1,296	1,299,958
O'Reilly Automotive, Inc., 5.00%, 08/19/34	1,605	1,557,423
Starbucks Corp., 5.00%, 02/15/34	978	962,557
Target Corp., 4.50%, 09/15/34(a)	2,394	2,281,477
		15,391,331
Semiconductors — 2.3%
Analog Devices, Inc., 5.05%, 04/01/34	1,601	1,583,574
Broadcom, Inc.
3.47%, 04/15/34	9,004	7,786,109
4.80%, 10/15/34	5,449	5,135,260
Intel Corp., 5.15%, 02/21/34(a)	2,503	2,443,166
KLA Corp., 4.70%, 02/01/34(a)	1,472	1,423,042
Texas Instruments, Inc., 4.85%, 02/08/34	1,854	1,822,256
		20,193,407
Software — 2.7%
Adobe, Inc., 4.95%, 04/04/34(a)	2,067	2,021,512
Atlassian Corp., 5.50%, 05/15/34	1,330	1,299,304
Cadence Design Systems, Inc., 4.70%, 09/10/34(a)	3,211	3,093,130
Fiserv, Inc.
5.15%, 08/12/34	2,783	2,649,379
5.45%, 03/15/34	2,022	1,969,526
Oracle Corp.
4.30%, 07/08/34	5,104	4,380,539
4.70%, 09/27/34	5,130	4,505,404
Roper Technologies, Inc., 4.90%, 10/15/34	2,993	2,844,677
Take-Two Interactive Software, Inc., 5.60%, 06/12/34	867	874,294
		23,637,765
Telecommunications — 4.0%
AT&T, Inc., 5.40%, 02/15/34	7,870	7,811,241
Bell Telephone Co. of Canada or Bell Canada, 5.20%, 02/15/34(a)	2,069	2,023,532
Cisco Systems, Inc., 5.05%, 02/26/34	7,313	7,245,825
Motorola Solutions, Inc., 5.40%, 04/15/34	2,666	2,643,934
Rogers Communications, Inc., 5.30%, 02/15/34	3,631	3,524,703
T-Mobile USA, Inc.
5.15%, 04/15/34(a)	3,534	3,458,910
5.75%, 01/15/34	2,780	2,819,297
Verizon Communications, Inc., 4.40%, 11/01/34	5,536	5,138,630
		34,666,072
Toys, Games & Hobbies — 0.2%
Hasbro, Inc., 6.05%, 05/14/34	1,270	1,306,588
Security	Par (000)	Value
Transportation — 1.3%
Canadian National Railway Co.
4.38%, 09/18/34(a)	$2,339	$2,220,186
6.25%, 08/01/34	1,410	1,508,345
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35(a)	1,648	1,407,898
FedEx Corp., Series., 4.90%, 01/15/34	1,005	980,746
GXO Logistics, Inc., 6.50%, 05/06/34	1,402	1,452,251
Norfolk Southern Corp., 5.55%, 03/15/34	1,092	1,116,064
United Parcel Service, Inc., 5.15%, 05/22/34	2,660	2,672,482
		11,357,972
Trucking & Leasing — 0.3%
GATX Corp.
6.05%, 03/15/34	1,486	1,533,432
6.90%, 05/01/34	1,131	1,223,470
		2,756,902
Water — 0.3%
American Water Capital Corp., 5.15%, 03/01/34	1,772	1,759,721
Essential Utilities, Inc., 5.38%, 01/15/34	1,232	1,227,827
		2,987,548
Total Long-Term Investments — 98.0% (Cost: $868,838,941)		848,402,101
	Shares
Short-Term Securities
Money Market Funds — 11.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(d)(e)	95,676,827	95,705,530
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(d)	4,540,000	4,540,000
Total Short-Term Securities — 11.6% (Cost: $100,242,804)		100,245,530
Total Investments — 109.6% (Cost: $969,081,745)		948,647,631
Liabilities in Excess of Other Assets — (9.6)%		(83,427,996)
Net Assets — 100.0%		$865,219,635

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2034 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$52,617,106	$43,107,389 (a)	$—	$(17,159)	$(1,806)	$95,705,530	95,676,827	$147,727 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,030,000	1,510,000 (a)	—	—	—	4,540,000	4,540,000	93,669	—
				$(17,159)	$(1,806)	$100,245,530		$241,396	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$848,402,101	$—	$848,402,101
Short-Term Securities
Money Market Funds	100,245,530	—	—	100,245,530
	$100,245,530	$848,402,101	$—	$948,647,631

Portfolio Abbreviation
REIT	Real Estate Investment Trust